UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2922

Waddell & Reed Advisors Cash Management, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Cash Management
December 31, 2006
CORPORATE OBLIGATIONS	Principal Amount in Thousands	Value

Certificates of Deposit - 8.16%
Banks
Barclays Bank PLC, New York Branch,
5.2%, 4-3-07	$12,000	$12,000,000
Citibank, N.A.:
5.315%, 2-2-07	10,000	10,000,000
5.315%, 2-27-07	19,500	19,500,000
5.29%, 3-7-07	13,000	13,000,000
Wells Fargo Bank, N.A.:
5.0%, 2-13-07	6,000	6,000,000
5.55%, 8-8-07	10,000	10,000,000
		70,500,000
Commercial Paper
Banks - 2.55%
Bank of America Corporation,
5.26%, 2-1-07	5,100	5,076,900
Barclays U.S. Funding Corp.:
5.25%, 2-7-07	10,000	9,946,042
5.25%, 2-15-07	7,060	7,013,669
		22,036,611
Finance Companies - 10.29%
Ciesco, LLC:
5.26%, 1-26-07	16,100	16,041,190
5.24%, 2-6-07	19,000	18,900,440
Kitty Hawk Funding Corp.:
5.38%, 1-16-07	442	441,009
5.33%, 1-18-07	5,500	5,486,157
5.24%, 1-29-07	9,050	9,013,116
Three Pillars Funding LLC:
5.28%, 1-2-07	8,000	7,998,827
5.38%, 1-2-07	3,414	3,413,490
5.27%, 1-16-07	4,543	4,533,024
5.31%, 1-16-07	14,000	13,969,025
5.37%, 1-16-07	3,200	3,192,840
5.35%, 1-22-07	3,670	3,658,547
5.27%, 2-5-07	2,304	2,292,195
		88,939,860
Food and Related - 4.47%
Archer Daniels Midland Company,
5.29%, 2-13-07	2,000	1,987,363
McCormick & Co. Inc.:
5.1%, 5-31-07	11,800	11,549,250
5.11%, 5-31-07	8,000	7,829,667
5.0%, 8-31-07	17,900	17,298,361
		38,664,641
Mining - 2.83%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited):
5.3%, 1-16-07	10,500	10,476,813
5.33%, 1-25-07	14,000	13,950,253
		24,427,066
Multiple Industry - 2.11%
General Electric Capital Corporation:
5.0%, 2-15-07	8,788	8,788,609
5.0%, 6-15-07	9,500	9,481,116
		18,269,725

Security and Commodity Brokers - 1.83%
UBS Finance Delaware LLC (UBS AG):
5.23%, 1-26-07	6,000	5,978,208
5.24%, 3-8-07	2,000	1,980,787
5.235%, 3-8-07	7,800	7,725,140
		15,684,135
Utilities -- Telephone - 3.20%
AT&T Inc.:
5.27%, 1-9-07	250	249,707
5.29%, 1-9-07	5,042	5,036,073
5.34%, 1-22-07	10,926	10,891,965
5.27%, 2-6-07	11,541	11,480,179
		27,657,924

Total Commercial Paper - 27.28%		235,679,962

Commercial Paper (backed by irrevocable bank of letter of credit)
Finance Companies - 8.45%
NATC California LLC (Suntrust Bank):
5.26%, 1-11-07	24,500	24,464,203
5.26%, 1-12-07	10,000	9,983,928
Vehicle Services of America Ltd. (Bank of America, N.A.),
5.27%, 2-14-07	38,803	38,553,066
		73,001,197

Food and Related - 3.79%
COFCO Capital Corp. (Rabobank Nederland):
5.27%, 1-9-07	17,700	17,679,271
5.28%, 1-11-07	12,000	11,982,400
5.28%, 1-16-07	3,150	3,143,070
		32,804,741
Multiple Industry - 0.49%
Louis Dreyfus Corporation (Barclays Bank PLC, New York Branch),
5.29%, 2-15-07	4,250	4,221,897

Total Commercial Paper (backed by irrevocable bank of letter of credit) - 12.73%		110,027,835

Notes
Banks - 3.52%
Rabobank Nederland,
5.07%, 1-18-07	6,500	6,500,000
U.S. Bancorp,
5.1%, 7-15-07	7,625	7,612,253
Wells Fargo & Company:
5.4%, 1-3-07	8,000	8,000,000
5.36%, 1-16-07	8,300	8,300,051
		30,412,304
Business Equipment and Services - 1.02%
Berkeley Hills Country Club, Inc., Incremental Taxable Variable Rate Demand Bonds, Series 2000 (Wachovia Bank, N.A.),
5.45%, 1-4-07	7,820	7,820,000
Playworld Systems Incorporated, Taxable Variable Rate Demand/Fixed Rate Revenue Bonds, Series A of 1998 (Wachovia Bank, N.A.),
5.45%, 1-3-07	1,015	1,015,000
		8,835,000
Computers -- Main and Mini - 2.17%
International Business Machines Corporation,
5.36%, 1-8-07	18,750	18,750,041

Cosmetics & Toiletries - 1.28%
Kimberly-Clark Corporation:
7.1%, 8-1-07	2,050	2,070,753
5.263%, 12-19-07	9,000	9,000,000
		11,070,753
Finance Companies - 1.48%
Lowell Family, LLC, Variable Rate Taxable Demand Bonds (LaSalle Bank National Association),
5.39%, 1-4-07	3,955	3,955,000
P&W Holdings, LLC, Taxable Variable Rate Demand Bonds, Series 2005 (Wachovia Bank, N.A.),
5.35%, 1-4-07	4,270	4,270,000
Park Street Properties I, LLC, Taxable Variable Rate Demand Notes, Series 2004 (University of Wisconsin - Madison Projects), (U.S. Bank, National Association),
5.35%, 1-4-07	4,550	4,550,000
		12,775,000
Food and Related - 0.30%
Cheney Bros, Inc., Taxable Variable Rate Demand Revenue Bonds, Series 1997 (Wachovia Bank, N.A.),
5.5%, 1-4-07	2,635	2,635,000

Furniture and Furnishings - 0.19%
Capo & Sons Corporation, Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, N.A.),
5.5%, 1-4-07	1,610	1,610,000

Health Care -- Drugs - 1.66%
Eli Lilly and Company,
5.33938%, 1-2-07	6,050	6,050,000
GlaxoSmithKline Capital plc,
2.375%, 1-2-07	8,400	8,327,598
		14,377,598
Health Care -- General - 1.31%
B & D Associates, LLP and Eye Associates of Boca Raton, P.A., Taxable Variable Rate Demand Bonds (B& D Associates Project), Series 2005 (Wachovia Bank, N.A.),
5.35%, 1-4-07	2,400	2,400,000
Eskaton Lodge Granite Bay, L.P., Taxable Variable Rate Bonds, Series 2003 (U.S. Bank National Association),
5.35%, 1-3-07	1,025	1,025,000
Tallahassee Orthopedic Center, L.C., Incremental Taxable Variable Rate Demand Bonds, Series 2004 (Wachovia Bank, N.A.),
5.35%, 1-4-07	5,475	5,475,000
Waukesha Health Systems, Inc., Taxable Adjustable Demand Revenue Bonds, Series 1996 (Bank One, N.A),
5.35%, 1-4-07	2,375	2,375,000
		11,275,000

Hospital Supply and Management - 0.15%
Meriter Management Services, Inc., Taxable Variable Rate Demand Notes, Series 1996 (U.S. Bank Milwaukee, N.A.),
5.4%, 1-3-07	1,290	1,290,000

Household -- General Products - 0.15%
Columbia Ridge Orchards, L.L.C., Variable Rate Demand Taxable Revenue Bonds, 1998 (U.S. Bank National Association),
5.4%, 1-4-07	976	976,000
Watts Brothers Frozen Foods, L.L.C., Variable Rate Demand Taxable Revenue Bonds, 1997 (U.S. Bank of Washington, National Association),
5.4%, 1-4-07	306	306,000
		1,282,000
Leisure Time Industry - 0.74%
Ansley Golf Club, Inc., Incremental Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, N.A.),
5.5%, 1-4-07	6,420	6,420,000

Multiple Industry - 2.56%
3M Company,
5.656%, 12-12-07 (A)	17,000	17,079,945
General Electric Capital Corporation,
5.31%, 1-24-07	5,000	5,000,000
		22,079,945
Non-Residential Construction - 0.59%
Healthcare Property Group, LLC, Taxable Variable Rate Bonds, Series 2005 (SunTrust Bank),
5.4%, 1-3-07	5,125	5,125,000

Real Estate Investment Trust - 1.90%
701 Green Valley Associates, LLC, Taxable Variable Rate Demand Bonds, Series 1997 (Wachovia Bank, N. A.),
5.5%, 1-4-07	2,000	2,000,000
Arden Realty Limited Partnership,
7.0%, 11-15-07	11,400	11,567,001
Handy, L.C., Taxable Variable Rate Demand Revenue Bonds, Series 2001 (U.S. Bank, National Association),
5.45%, 1-4-07	2,805	2,805,000
		16,372,001
Retail -- General Merchandise - 3.11%
Service Oil, Inc., Taxable Variable Rate Demand Bonds (Service Oil, Inc.), Series 2002 (U.S. Bank, National Association),
5.35%, 1-3-07	850	850,000
Wal-Mart Stores, Inc.,
5.877%, 6-1-07	26,000	26,034,020
		26,884,020
Trucking and Shipping - 0.05%
Volpe Family Partnership, L.P., Taxable Variable Rate Demand Revenue Bonds, Series of 2001 (Wachovia Bank, N.A.),
5.4%, 1-4-07	400	400,000

Total Notes - 22.18%		191,593,662

TOTAL CORPORATE OBLIGATIONS - 70.35%		$607,801,459

(Cost: $607,801,459)

MUNICIPAL OBLIGATIONS -- TAXABLE

Alabama - 0.39%
The Industrial Development Board of the City of Dothan, Alabama's Taxable Adjustable/Fixed Rate Industrial Revenue Bonds, Series 1999 (Dunbarton Project), (Wachovia Bank, N.A.),
5.45%, 1-4-07	3,350	3,350,000

Arkansas - 0.43%
City of Little Rock, Arkansas, Taxable Variable Rate Demand Revenue Bonds (Ringwood Containers, L.P. Project), Series 2006A (SunTrust Bank),
5.4%, 1-3-07	3,715	3,715,000

California - 9.70%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds: Atlantic Richfield Company Project, Series 1997 (Taxable), (BP p.l.c.),
5.3%, 2-6-07	31,000	31,000,000
Air Products and Chemicals, Inc./Wilmington Facility, Taxable Series 1997A,
5.31%, 1-3-07	25,000	25,000,000
Air Products Manufacturing Corporation, Taxable Series 1997 A,
5.31%, 1-3-07	15,700	15,700,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
5.38%, 1-3-07	10,200	10,200,000
California Statewide Communities Development Authority, Variable Rate Demand, Taxable Multifamily Housing Revenue Bonds (La Puenta Apartments), 2001 Series JJ-T (U.S. Bank, National Association),
7.29863%, 1-3-07	1,940	1,940,000
		83,840,000
Colorado - 0.09%
Kit Carson County, Colorado, Agricultural Development Revenue Bonds (Taxable), (Midwest Farms, L.L. C. Project), Series 1997 (Wells Fargo Bank),
5.35%, 1-4-07	800	800,000

District of Columbia - 0.27%
District of Columbia Revenue Bonds (American Society for Microbiology Project) Series 1998B (Taxable), (Wachovia Bank, N.A.),
5.35%, 1-4-07	2,280	2,280,000

Florida - 0.27%
University of South Florida Research Foundation, Incorporated, Variable Rate Demand Revenue Bonds (Interdisciplinary Research Building Project), Taxable Series 2004B (Bank of America, N.A.),
5.4%, 1-3-07	2,305	2,305,000

Georgia - 4.82%
Municipal Electric Authority of Georgia, General Resolution Projects Bond Anticipation Notes, Series B Taxable (Bayerische Landesbank, Wachovia Bank, WestLB AG):
5.38%, 2-12-07	36,000	36,000,000
5.38%, 2-6-07	5,000	5,000,000
5.38%, 2-12-07	615	615,000
		41,615,000
Indiana - 0.25%
City of Hobart, Indiana, Taxable Variable Rate Demand, Economic Development Revenue Bonds (Albanese Confectionery Group, Inc. Project), Series 2006B (Harris N.A.),
5.37%, 1-4-07	2,200	2,200,000

Iowa - 0.45%
Iowa Finance Authority, Taxable Variable Rate Demand Health Facilities Revenue Bonds (St. Luke's Health Foundation of Sioux City, Iowa Project), Series 2006 (General Electric Capital Corporation),
5.35%, 1-4-07	3,900	3,900,000

Maine - 0.19%
Finance Authority of Maine, Taxable Electric Rate Stabilization Revenue Notes, Series 1998A (Maine Public Service Company), (AMBAC Assurance Corporation),
5.4%, 1-3-07	1,675	1,675,000

Missouri - 0.20%
City of Bethany, Missouri, Taxable Industrial Development Revenue Bonds (Central Programs, Inc. Project), Series 2002 (UMB Bank, N.A.),
5.37%, 1-4-07	1,730	1,730,000

New York - 1.67%
The City of New York, General Obligation Bonds (West LB AG),
5.38%, 2-12-07	14,400	14,400,000

Pennsylvania - 0.27%
Berks County Industrial Development Authority, Federally-Taxable Variable Rate Demand/Fixed Rate Revenue Bonds (Tray-Pak Corp. Project), Series B of 2001 (Wachovia Bank, N.A.),
5.4%, 1-4-07	2,350	2,350,000

Rhode Island - 0.17%
Rhode Island Economic Development Corporation, Taxable Variable Rate Economic Development Revenue Bonds (AAA Southern New England Project), Series 1998 (Wachovia Bank, N.A.),
5.45%, 1-4-07	1,485	1,485,000

Tennessee - 0.23%
The Health, Educational and Housing Facility Boardof the
      City of Memphis, Tennessee, Taxable Variable Rate
      Demand, Multifamily Housing Revenue Bonds (Ashland
      Lakes Apartments Project), Series 2006B ( U.S. Bank
      National Association),

5.39%, 1-4-07	2,000	2,000,000

Washington - 1.51%
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds: Brittany Park Project, Series 1996B (U.S. Bank of Washington, National Association),
5.37%, 1-4-07	2,855	2,855,000
Springfield Meadows Apartments Project, Series 2001B (U.S. Bank, National Association),
5.35%, 1-3-07	2,885	2,885,000
Olympic Place Apartments Project, Series 2003B,
5.37%, 1-4-07	2,000	2,000,000
Country Club Apartments Project, Series 2001B (U.S. Bank, National Association),
5.45%, 1-3-07	1,600	1,600,000
Seaport Landing Retirement Project, Series 2005B (Bank of America),
5.39%, 1-3-07	1,320	1,320,000
Mill Pointe Apartments Project, Series 1999B (U. S. Bank, National Association),
5.35%, 1-3-07	930	930,000
Washington Economic Development Finance Authority,
      Taxable Variable Rate Demand Industrial Revenue Bonds
      (Tonkin Building Associates, LLC Project), Series 1997B
      (U.S. Bank of Washington, National Association),

5.4%, 1-4-07	1,475	1,475,000
		13,065,000
Wisconsin - 0.05%
Village of Oregon, Wisconsin, Taxable Variable Rate Demand Industrial Development Revenue Bonds (Five K Partnership and Wisco Industries, Inc. Project), Series 2001B (U.S. Bank, National Association),
5.4%, 1-4-07	415	415,000

TOTAL MUNICIPAL OBLIGATIONS - 20.96%		$181,125,000

(Cost: $181,125,000)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Federal Home Loan Bank:
3.75%, 1-16-07	9,500	9,495,613
5.0%, 3-2-07	6,600	6,599,929
5.4%, 9-12-07	14,500	14,500,000
5.35%, 12-28-07	14,500	14,500,000
Federal Home Loan Mortgage Corporation,
4.8%, 2-23-07	9,000	9,000,000
Overseas Private Investment Corporation:
5.3%, 1-3-07	12,196	12,196,125
5.35%, 1-3-07	8,791	8,790,697

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 8.69%		$75,082,364

(Cost: $75,082,364)

TOTAL INVESTMENT SECURITIES - 100.00%		$864,008,823

(Cost: $864,008,823)

Notes to Schedule of Investments

(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the total value of this security amounted to 1.98% of total investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Cash Management, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: March 1, 2007

By /s/Theodore W. Howard
Theodore W. Howard, Principal Financial Officer

Date: March 1, 2007